FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	March 31, 2004

Check here if Amendment { }; 	Amendment Number:
This Amendment (Check only one.): 	{ }	is a restatement.
						{ } 	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	M&G Investment Management Limited
Address:	Laurence Pountney Hill
		London, England  EC4R OHH

13F File Number: 	28-4284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manger:

Name: 	Wes Wetherell
Title: 	Vice President, Deputy General Council
Phone: 	312-634-2566
Signature, Place, and Date of Signing:

Wes Wetherell 	Chicago, IL 		April 28, 2004

Report Type (Check only one.):

{ } 	13F HOLDINGS REPORT.

{X} 	13F NOTICE.

{ } 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Prudential plc        28-3582
Laurence Pountney Hill
London, England EC4R OHH

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.